Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Basis of preparation
2.1 Basis of preparation

These consolidated financial statements are presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company entered into an agreement with Abengoa on June 13, 2014 (the “ROFO Agreement”), as amended and restated on December 9, 2014, that provides the Company with a right of first offer on any proposed sale, transfer or other disposition of any of Abengoa’s contracted renewable energy, efficient natural gas, electric transmission or water assets in operation and located in the United States, Canada, Mexico, Chile, Peru, Uruguay, Brazil, Colombia and the European Union, as well as four assets in selected countries in Africa, the Middle East and Asia.

The Company elected to account for the assets acquisitions under the ROFO Agreement using the Predecessor values as long as Abengoa had control over the Company, given that these were transactions between entities under common control. Any difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entities as of the date of the transaction has been reflected as an adjustment to equity.

Abengoa has no control over the Company since December 31, 2015. Therefore, any acquisition from Abengoa is accounted for in the consolidated accounts of Atlantica Yield since December 31, 2015, in accordance with IFRS 3, Business Combination.

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these consolidated financial statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

Application of new accounting standards

a)	Standards, interpretations and amendments effective from January 1, 2017 under IFRS-IASB, applied by the Company in the preparation of these consolidated financial statements:

•	IAS 7 (Amendment) ‘Disclosure Initiative’. Requirements for additional disclosures in order to provide users with improved financial information.

•	IAS 12 (Amendment) ‘Recognition for Deferred Tax for Unrealized Losses’. Clarification of recognition of deferred tax assets for unrealized losses.

•	Annual Improvements to IFRSs 2014-2016 cycles. Amendments to IFRS 12.

The applications of these amendments have not had any material impact on these consolidated financial statements except for the reconciliation of liabilities arising from financial activities that has been included in Note 14 and 15.

b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2018:

•	IFRS 9 ‘Financial Instruments’. This Standard is applicable for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•
IFRS 9 (Amendments to IFRS 9): Prepayment Features with Negative Compensation. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

•	IFRS 15 ‘Revenues from Contracts with Customers’. This Standard is applicable for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•
IFRS 15 (Clarifications) ‘Revenues from Contracts with Customers’. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•	IFRS 16 ‘Leases’. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

•	IFRS 17 ‘Insurance Contracts’. This Standard is applicable for annual periods beginning on or after January 1, 2021 under IFRS-IASB, earlier application is permitted.

•
IFRS 2 (Amendment) ‘Classification and Measurement of Share-based Payment Transactions’. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•
IFRS 4 (Amendment). Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•	IAS 40 (Amendment). Transfers of Investment Property. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•
IAS 19 (Amendment). Amendments to IAS 19: Plan Amendment, Curtailment or Settlement. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

•
IAS 28 (Amendment). Long-term Interests in Associates and Joint Ventures. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

•
Annual Improvements to IFRSs 2014-2016 cycles. Other minor amendments and modifications different from the aforementioned on IFRS 12. This Standard is applicable for annual periods beginning on or after January 1, 2018 under IFRS-IASB.

•	Annual Improvements to IFRSs 2015-2017 cycles. This Standard is applicable for annual periods beginning on or after January 1, 2018 under IFRS-IASB.

•	IFRIC 22 Foreign Currency Transactions and Advance Consideration. This Standard is applicable for annual periods beginning on or after January 1, 2018 under IFRS-IASB.

•	IFRIC 23 Uncertainty over Income Tax Treatments. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB.

•
IFRS 10 and IAS 28. Parent disposes of (or contributes) its controlling interest in a subsidiary to an existing associate or joint venture. Effective date beginning on or after a date to be determined by the IASB.

The application of these accounting standards is not expected to have a material impact on the consolidated financial statements of the Company.

The analysis performed by the Company, relating to the impact of the new relevant accounting standards is as follows:

IFRS 15 ‘Revenues from contracts with Customers’

In May 2014, the IASB (International Accounting Standards Board) published IFRS 15 “Recognition of Revenue from Contracts with Customers”. This Standard brings together all the applicable requirements and replaces the current standards for recognizing revenue: IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Program, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers and SIC-31 Revenue—Barter Transactions Involving Advertising Services.

The new requirements may lead to changes in the current revenue profile, since the Standard's main principle is that the Company must recognize its revenue in accordance with the transfer of goods or services to the customers in an amount which reflects the consideration that the Company expects to receive in exchange for these goods or services. The model laid out by the Standard is structured in five steps:

•	Step 1: Identifying the contract with the customer.

•	Step 2: Identifying the performance obligations.

•	Step 3: Determining the transaction price.

•	Step 4: Assigning the transaction price in the performance obligations identified in the contract.

•	Step 5: Recognition of revenue when (or as) the Company performs the performance obligations.

Contracted concessional assets and price purchase agreements (PPAs) include fixed assets financed through project debt, related to service concession arrangements recorded in accordance with International Financial Reporting Interpretations Committee 12 (“IFRIC 12”), except for Palmucho, which is recorded in accordance with IAS 17 and PS10, PS20 and Seville PV, which are recorded as tangible assets in accordance with IAS 16. The infrastructures accounted for by the Company as concessions are related to the activities concerning electric transmission lines, solar electricity generation plants, cogeneration plants, wind farms and water plants.

Currently, assets recorded in accordance with IFRIC 12 are classified as intangible assets or as financial assets, depending on the nature of the payment entitlements established in the contracts.

According to IFRS 15, the Company should assess the goods and services promised in the contracts with the customers and shall identify as a performance obligation each promise to transfer to the customer a good or service (or a bundle of goods or services).

In the case of contracts related to financial assets, the Company has identified two performance obligations (construction and operation of the asset). The contracts state that each service (construction and operation) has its own transaction price. For this reason, both performance obligations are separately identifiable in the context of the contract. The Company must allocate the total consideration to be received by the contract to each performance obligation. As mentioned above, the different services performed have been identified as two different performance obligations (construction and operation). Each performance obligation has its own transaction price stated in the contract. Such transaction prices are agreed in the contract by the parties in an orderly transaction, with no interrelation between both transaction prices and therefore correspond to the fair value of the goods and services provided in each case. As a result, for IFRS 15 purposes, the total transaction price will be allocated to each performance obligation in accordance with the two transaction prices stated within the contract, as they represent the respective fair values of the identified performance obligations.

For the assets classified as intangible assets, the Company has identified the same performance obligations, (construction and operation), but in this case the consideration received by the Company for the construction services is a license. The grantor makes a non-cash payment for the construction services by giving the operator an intangible asset. When allocating fair value for IFRS 15 purposes, the Company will recognize as revenue for the first performance obligation the fair value of the construction services, and the amount corresponding to the sales of energy as the fair value of second performance obligation (operation).

Additionally, in both cases, the services are satisfied over time. Therefore, the Company satisfies the performance obligations and recognizes revenue over time. The same conclusion applies to concessional assets that are classified as tangible assets or leases.

IFRS 15 also incorporates specific criteria to determine which costs relating to a contract should be capitalized by distinguishing between incremental costs of obtaining a contract and costs associated with fulfilling a contract. No significant costs of obtaining a contract or compliance (other than those that are already capitalized) have been identified.

As the current practice for revenue recognition is consistent with the analysis above under IFRS 15, the Company considers that the adoption of this standard will not have impact in the consolidated financial statements of the Company.

Also, the Company has the intention to adopt IFRS 15 applying the full retrospective method to each prior reporting period presented, but without changes in the comparative reporting periods as the adoption of the standard has no effect in the financial statements.

IFRS 9 ‘Financial Instruments’

IFRS 9 Financial Instruments issued on 24 July 2014 is the IASB's replacement of IAS 39 Financial Instruments: Recognition and Measurement. The standard addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets. The Company will be adopting the standard as of January 1, 2018, including the new requirements for hedge accounting (which application is voluntary for 2018). The Company will be adopting retrospectively without re-expressing comparative periods. The analysis performed by the Company is as follows:

•	Classification and measurement of financial instruments:

a)
Financial assets IFRS 9 classifies all financial assets that are currently in the scope of IAS 39 into two categories:  amortized cost and fair value. Where assets are measured at fair value, gains and losses are either recognized entirely in profit or loss (fair value through profit or loss, “FVTPL”), or recognized in other comprehensive income (fair value through other comprehensive income, “FVTOCI”). The new guidance has no significant impact on the classification and measurement of the financial assets of the Company as the vast majority of financial assets (except for derivatives) are currently measured at amortized cost, and meet the conditions for classification at amortized cost under IFRS9. The Company has the intention of maintaining this classification.

b)
Financial liabilities: IFRS 9 does not change the basic accounting model for financial liabilities under IAS 39. Two measurement categories continue to exist: FVTPL and amortized cost. Financial liabilities held for trading are measured at FVTPL, and all other financial liabilities are measured at amortized cost unless the fair value option is applied. As a result, the Company concluded that there will be no significant impact on the consolidated financial statements.

•
The new impairment model requires the recognition of impairment provisions based on expected credit losses (“ECL”) rather than only incurred credit losses as is the case under IAS 39. The Company reviewed its portfolio of financial assets subject to the new model of impairment under the new methodology (using credit default swaps, rating from credit agencies and other external inputs in order to estimate the probability of default), and concluded that initial impact on the consolidated financial statements is not significant.

•
The accounting for certain modifications and exchanges of financial liabilities measured at amortized cost (e.g. bank loans and issued bonds) will change on the transition from IAS 39 to IFRS 9. This change arises from a clarification by the IASB in the Basis for Conclusions of IFRS 9. Under IFRS 9 it is now clear that there can be an effect in the income statement for modification and exchanges of financial liabilities that are considered “non-substantial” (when the net present value of the cash flows, including any fees paid net of any fees received, is lower than 10% different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate). The Company reviewed retrospectively these transactions and concluded that the impact is not significant.

•
IFRS 9 also introduces changes in hedge accounting. The hedge accounting requirements in IFRS 9 are optional and tend to facilitate the use of hedge accounting by preparers of financial statements. As a result, the Company reviewed its portfolio of derivatives and concluded that there will not be significant impact on its consolidated financial statements as a result of applying IFRS 9.

•	The new standard will require some new disclosures, in particular regarding hedge accounting, credit risk and ECLs that will be presented in future periods.

IFRS 16 ‘Leases’

The IASB issued a new lease accounting standard, IFRS 16, in January 2016, which will require the recognition of lease contracts on the consolidated statement of financial position.

IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead all leases are treated in a similar way to finance leases applying IAS 17. Leases are ‘capitalized’ by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use of assets) or together with property, plant and equipment. If lease payments are made over time, a company also recognizes a financial liability representing its obligation to make future lease payments.

In the income statement, IFRS 16 replaces the straight-line operating lease expense for those leases applying IAS 17, with a depreciation charge for the lease asset (included within operating expenses) and an interest expense on the lease liability (included within finance expenses). IFRS 16 will also have an effect on the presentation of cash flows related to former off-balance sheet leases.

The Company performed its assessment of the impact on its consolidated financial statements. The most significant impact identified is that the Company will recognize new assets and liabilities for its existing operating leases of land rights, buildings, offices and equipment.

The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. The Company decided to early adopt the standard as of January 1, 2018.

An entity shall apply this standard using one of the following two methods: full retrospectively approach or a modified retrospective approach. The Company has chosen the latter and will account for assets as an amount equal to liability at the date of initial application. The Company estimates the impact on the consolidated statement of financial position as of January 1, 2018, is not significant (less than 1% of total assets).

Principles to include and record companies in the consolidated financial statements
2.2. Principles to include and record companies in the consolidated financial statements

Companies included in these consolidated financial statements are accounted for as subsidiaries as long as Atlantica Yield has had control over them and are accounted for as investments under the equity method as long as Atlantica Yield has had significant influence over them, in the periods presented.

a)	Controlled entities

Control is achieved when the Company:

·	Has power over the investee;

·	Is exposed, or has rights, to variable returns from its involvement with the investee; and

·	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The Company uses the acquisition method to account for business combinations of companies controlled by a third party. According to this method, identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any contingent consideration is recognized at fair value at the acquisition date and subsequent changes in its fair value are recognized in accordance with IAS 39 either in profit or loss or as a change to other comprehensive income. Acquisition related costs are expensed as incurred. The Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets on an acquisition by acquisition basis.

Acquisitions of businesses from Abengoa were until December 31, 2015, not considered business combinations, as Atlantica Yield was a subsidiary controlled by Abengoa. The assets acquired constituted an acquisition under common control by Abengoa and accordingly, were recorded using Abengoa’s historical basis in the assets and liabilities of the Predecessor. Abengoa has no control over the Company since December 31, 2015. Therefore, any purchase from Abengoa is accounted for in the consolidated accounts of Atlantica Yield since December 31, 2015, in accordance with IFRS 3, Business Combination.

All assets and liabilities between entities of the group, equity, income, expenses, and cash flows relating to transactions between entities of the group are eliminated in full.

b)	Investments accounted for under the equity method

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting. Under the equity method, an investment in an associate is initially recognized in the statement of financial position at cost and adjusted thereafter to recognize the Company share of the profit or loss and other comprehensive income of the associate.

Controlled entities and associates included in these financial statements as of December 31, 2017 and 2016 are set out in appendices.

Contracted concessional assets and price purchase agreements
2.3. Contracted concessional assets and price purchase agreements

Contracted concessional assets and price purchase agreements (PPAs) include fixed assets financed through project debt, related to service concession arrangements recorded in accordance with IFRIC 12, except for Palmucho, which is recorded in accordance with IAS 17 and PS10, PS20 and Seville PV, which are recorded as tangible assets in accordance with IAS 16. The infrastructures accounted for by the Company as concessions are related to the activities concerning electric transmission lines, solar electricity generation plants, cogeneration plants, wind farms and water plants. The useful life of these assets is approximately the same as the length of the concession arrangement. The infrastructure used in a concession can be classified as an intangible asset or a financial asset, depending on the nature of the payment entitlements established in the agreement.

The application of IFRIC 12 requires extensive judgment in relation with, among other factors, (i) the identification of certain infrastructures and contractual agreements in the scope of IFRIC 12, (ii) the understanding of the nature of the payments in order to determine the classification of the infrastructure as a financial asset or as an intangible asset and (iii) the timing and recognition of the revenue from construction and concessionary activity.

Under the terms of contractual arrangements within the scope of this interpretation, the operator shall recognize and measure revenue in accordance with IAS 11 and 18 for the services it performs. If the operator performs more than one service (i.e. construction or upgrade services and operation services) under a single contract or arrangement, consideration received or receivable shall be allocated by reference to the relative fair values of the services delivered, when the amounts are separately identifiable.

a)	Intangible asset

The Company recognizes an intangible asset to the extent that it receives a right to charge final customers for the use of the infrastructure. This intangible asset is subject to the provisions of IAS 38 and is amortized linearly, taking into account the estimated period of commercial operation of the infrastructure which coincides with the concession period.

Once the infrastructure is in operation, the treatment of income and expenses is as follows:

·	Revenues from the updated annual revenue for the contracted concession, as well as operations and maintenance services are recognized in each period according to IAS 18 “Revenue”.

·	Operating and maintenance costs and general overheads and administrative costs are recorded in accordance with the nature of the cost incurred (amount due) in each period.

·	Financing costs are expensed as incurred.

b)	Financial asset

The Company recognizes a financial asset when demand risk is assumed by the grantor, to the extent that the concession holder has an unconditional right to receive payments for the asset. This asset is recognized at the fair value of the construction services provided, considering upgrade services in accordance with IAS 11, if any.

The financial asset is subsequently recorded at amortized cost calculated according to the effective interest method. Revenue from operations and maintenance services is recognized in each period according to IAS 18 “Revenue”. The remuneration of managing and operating the asset resulting from the valuation at amortized cost is also recorded in revenue.

Financing costs are expensed as incurred.

c)	Property, plant and equipment

Property, plant and equipment includes property, plant and equipment of companies or project companies. Property, plant and equipment is measured at historical cost, including all expenses directly attributable to the acquisition, less depreciation and impairment losses, with the exception of land, which is presented net of any impairment losses.

Once the infrastructure is in operation, the treatment of income and expenses is the same as the one described above for intangible asset.

Borrowing costs
2.4. Borrowing costs

Interest costs incurred in the construction of any qualifying asset are capitalized over the period required to complete and prepare the asset for its intended use. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its internal use or sale, which is considered to be more than one year. Remaining borrowing costs are expensed in the period in which they are incurred.

Asset impairment
2.5 Asset impairment

Atlantica Yield reviews its contracted concessional assets to identify any indicators of impairment at least annually.

The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use, defined as the present value of the estimated future cash flows to be generated by the asset. In the event that the asset does not generate cash flows independently of other assets, the Company calculates the recoverable amount of the Cash Generating Unit (‘CGU’) to which the asset belongs.

When the carrying amount of the CGU to which these assets belong is higher than its recoverable amount, the assets are impaired.

Assumptions used to calculate value in use include a discount rate, growth rate and projections considering real data based in the contracts terms and projected changes in both selling prices and costs. The discount rate is estimated by Management, to reflect both changes in the value of money over time and the risks associated with the specific CGU.

For contracted concessional assets, with a defined useful life and with a specific financial structure, cash flow projections until the end of the project are considered and no terminal value is assumed.

Contracted concessional assets have a contractual structure that permits the Company to estimate quite accurately the costs of the project (both in the construction and in the operations periods) and revenue during the life of the project.

Projections take into account real data based on the contract terms and fundamental assumptions based on specific reports prepared by experts, assumptions on demand and assumptions on production. Additionally, assumptions on macro-economic conditions are taken into account, such as inflation rates, future interest rates, etc. and sensitivity analyses are performed over all major assumptions which can have a significant impact in the value of the asset.

Cash flow projections of CGUs are calculated in the functional currency of those CGUs and are discounted using rates that take into consideration the risk corresponding to each specific country and currency.

Taking into account that in most CGUs the specific financial structure is linked to the financial structure of the projects that are part of those CGUs, the discount rate used to calculate the present value of cash-flow projections is based on the weighted average cost of capital (WACC) for the type of asset, adjusted, if necessary, in accordance with the business of the specific activity and with the risk associated with the country where the project is performed.

In any case, sensitivity analyses are performed, especially in relation with the discount rate used and fair value changes in the main business variables, in order to ensure that possible changes in the estimates of these items do not impact the possible recovery of recognized assets.

Accordingly, the following table provides a summary of the discount rates used (WACC) and growth rates to calculate the recoverable amount for CGUs with the operating segment to which it pertains:

Operating segment	Discount rate	Growth rate
EMEA	4% - 6%	0%
North America	4% - 6%	0%
South America	5% - 7%	0%

In the event that the recoverable amount of an asset is lower than its carrying amount, an impairment charge for the difference would be recorded in the income statement under the item “Depreciation, amortization and impairment charges”.

Pursuant to IAS 36, an impairment loss is recognized if the carrying amount of these assets exceeds the present value of future cash flows discounted at the initial effective interest rate.

Loans and accounts receivable
2.6 Loans and accounts receivable

Loans and accounts receivable are non-derivative financial assets with fixed or determinable payments, not listed on an active market.

In accordance with IFRIC 12, certain assets under concessions qualify as financial assets and are recorded as is described in Note 2.3.

Pursuant to IAS 36, an impairment loss is recognized if the carrying amount of these assets exceeds the present value of future cash flows discounted at the initial effective interest rate.

Loans and accounts receivable are initially recognized at fair value plus transaction costs and are subsequently measured at amortized cost in accordance with the effective interest rate method. Interest calculated using the effective interest rate method is recognized under other financial income within financial income.

Derivative financial instruments and hedging activities
2.7. Derivative financial instruments and hedging activities

Derivatives are recorded at fair value. The Company applies hedge accounting to all hedging derivatives that qualify to be accounted for as hedges under IFRS-IASB.

When hedge accounting is applied, hedging strategy and risk management objectives are documented at inception, as well as the relationship between hedging instruments and hedged items. Effectiveness of the hedging relationship needs to be assessed on an ongoing basis. Effectiveness tests are performed prospectively and retrospectively at inception and at each reporting date, following the dollar offset method or the regression method, depending on the type of derivatives and the type of tests performed.

Atlantica Yield applies cash flow hedging. Under this method, the effective portion of changes in fair value of derivatives designated as cash flow hedges are recorded temporarily in equity and are subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Any ineffective portion of the hedged transaction is recorded in the consolidated income statement as it occurs.

When interest rate options are designated as hedging instruments, the intrinsic value and time value of the financial hedge instrument are separated. Changes in intrinsic value which are highly effective are recorded in equity and subsequently reclassified from equity to profit or loss in the same period or periods during which the hedged item affects profit or loss. Changes in time value are recorded as financial income or expense, together with any ineffectiveness.

When the hedging instrument matures or is sold, or when it no longer meets the requirements to apply hedge accounting, accumulated gains and losses recorded in equity remain as such until the forecast transaction is ultimately recognized in the income statement. However, if it becomes unlikely that the forecast transaction will actually take place, the accumulated gains and losses in equity are recognized immediately in the income statement.

Fair value estimates
2.8. Fair value estimates

Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

·	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

·
Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

·	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

In the event that prices cannot be observed, the management shall make its best estimate of the price that the market would otherwise establish based on proprietary internal models which, in the majority of cases, use data based on observable market parameters as significant inputs (Level 2) but occasionally use market data that is not observed as significant inputs (Level 3). Different techniques can be used to make this estimate, including extrapolation of observable market data. The best indication of the initial fair value of a financial instrument is the price of the transaction, except when the value of the instrument can be obtained from other transactions carried out in the market with the same or similar instruments, or valued using a valuation technique in which the variables used only include observable market data, mainly interest rates. Differences between the transaction price and the fair value based on valuation techniques that use data that is not observed in the market, are not initially recognized in the income statement.

Atlantica Yield derivatives correspond primarily to the interest rate swaps designated as cash flow hedges, which are classified as Level 2:

Description of the valuation method

Interest rate swap valuations are made by valuing the swap part of the contract and valuing the credit risk. The methodology used by the market and applied by Atlantica Yield to value interest rate swaps is to discount the expected future cash flows according to the parameters of the contract. Variable interest rates, which are needed to estimate future cash flows, are calculated using the curve for the corresponding currency and extracting the implicit rates for each of the reference dates in the contract. These estimated flows are discounted with the swap zero curve for the reference period of the contract.

The effect of the credit risk on the valuation of the interest rate swaps depends on the future settlement. If the settlement is favorable for the Company, the counterparty credit spread will be incorporated to quantify the probability of default at maturity. If the expected settlement is negative for the Company, its own credit risk will be applied to the final settlement.

Classic models for valuing interest rate swaps use deterministic valuation of the future of variable rates, based on future outlooks. When quantifying credit risk, this model is limited by considering only the risk for the current paying party, ignoring the fact that the derivative could change sign at maturity. A payer and receiver swaption model is proposed for these cases. This enables the associated risk in each swap position to be reflected. Thus, the model shows each agent’s exposure, on each payment date, as the value of entering into the ‘tail’ of the swap, i.e. the live part of the swap.

Variables (Inputs)

Interest rate derivative valuation models use the corresponding interest rate curves for the relevant currency and underlying reference in order to estimate the future cash flows and to discount them. Market prices for deposits, futures contracts and interest rate swaps are used to construct these curves. Interest rate options (caps and floors) also use the volatility of the reference interest rate curve.

To estimate the credit risk of the counterparty, the credit default swap (CDS) spreads curve is obtained in the market for important individual issuers. For less liquid issuers, the spreads curve is estimated using comparable CDSs or based on the country curve. To estimate proprietary credit risk, prices of debt issues in the market and CDSs for the sector and geographic location are used.

The fair value of the financial instruments that results from the aforementioned internal models takes into account, among other factors, the terms and conditions of the contracts and observable market data, such as interest rates, credit risk and volatility. The valuation models do not include significant levels of subjectivity, since these methodologies can be adjusted and calibrated, as appropriate, using the internal calculation of fair value and subsequently compared to the corresponding actively traded price. However, valuation adjustments may be necessary when the listed market prices are not available for comparison purposes.

Clients and other receivables
2.9. Clients and other receivables

Clients and other receivables are amounts due from customers for sales in the normal course of business. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less allowance for doubtful accounts. Trade receivables due in less than one year are carried at their face value at both initial recognition and subsequent measurement, provided that the effect of not discounting flows is not significant.

An allowance for doubtful accounts is recorded when there is objective evidence that the Company will not be able to recover all amounts due as per the original terms of the receivables.

Cash and cash equivalents
2.10. Cash and cash equivalents

Cash and cash equivalents include cash in hand, cash in bank and other highly-liquid current investments with an original maturity of three months or less which are held for the purpose of meeting short-term cash commitments.

Grants
2.11. Grants

Grants are recognized at fair value when it is considered that there is a reasonable assurance that the grant will be received and that the necessary qualifying conditions, as agreed with the entity assigning the grant, will be adequately complied with.

Grants are recorded as liabilities in the consolidated statement of financial position and are recognized in “Other operating income” in the consolidated income statement based on the period necessary to match them with the costs they intend to compensate.

In addition, as described in Note 2.12 below, grants correspond also to loans with interest rates below market rates, for the initial difference between the fair value of the loan and the proceeds received.

Loans and borrowings
2.12. Loans and borrowings

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost and any difference between the proceeds initially received (net of transaction costs incurred in obtaining such proceeds) and the repayment value is recognized in the consolidated income statement over the duration of the borrowing using the effective interest rate method.

Loans with interest rates below market rates are initially recognized at fair value in liabilities and the difference between proceeds received from the loan and its fair value is initially recorded within “Grants and Other liabilities” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” in the consolidated income statement when the costs financed with the loan are expensed.

Bonds and notes
2.13. Bonds and notes

The Company initially recognizes ordinary notes at fair value, net of issuance costs incurred. Subsequently, notes are measured at amortized cost until settlement upon maturity. Any other difference between the proceeds obtained (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the term of the debt using the effective interest rate method.

Income taxes
2.14. Income taxes

Current income tax expense is calculated on the basis of the tax laws in force as of the date of the consolidated statement of financial position in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated in accordance with the liability method, based upon the temporary differences arising between the carrying amount of assets and liabilities and their tax base. Deferred income tax is determined using tax rates and regulations which are expected to apply at the time when the deferred tax is realized.

Deferred tax assets are recognized only when it is probable that sufficient future taxable profit will be available to use deferred tax assets.

Trade payables and other liabilities
2.15. Trade payables and other liabilities

Trade payables are obligations arising from purchases of goods and services in the ordinary course of business and are recognized initially at fair value and are subsequently measured at their amortized cost using the effective interest method. Other liabilities are obligations not arising in the normal course of business and which are not treated as financing transactions. Advances received from customers are recognized as “Trade payables and other current liabilities”.

Foreign currency transactions
2.16. Foreign currency transactions

The consolidated financial statements are presented in U.S. dollars, which is Atlantica Yield functional and reporting currency. Financial statements of each subsidiary within the Company are measured in the currency of the principal economic environment in which the subsidiary operates, which is the subsidiary’s functional currency.

Transactions denominated in a currency different from the subsidiary’s functional currency are translated into the subsidiary’s functional currency applying the exchange rates in force at the time of the transactions. Foreign currency gains and losses that result from the settlement of these transactions and the translation of monetary assets and liabilities denominated in foreign currency at the year-end rates are recognized in the consolidated income statement, unless they are deferred in equity, as occurs with cash flow hedges and net investment in foreign operations hedges.

Assets and liabilities of subsidiaries with a functional currency different from the Company’s reporting currency are translated to U.S. dollars at the exchange rate in force at the closing date of the financial statements. Income and expenses are translated into U.S. dollars using the average annual exchange rate, which does not differ significantly from using the exchange rates of the dates of each transaction. The difference between equity translated at the historical exchange rate and the net financial position that results from translating the assets and liabilities at the closing rate is recorded in equity under the heading “Accumulated currency translation differences”.

Results of companies carried under the equity method are translated at the average annual exchange rate.

Equity
2.17. Equity

The Company has recyclable balances in its equity, corresponding mainly to hedge reserves and translation differences arising from currency conversion in the preparation of these consolidated financial statements. These balances have been presented separately in Equity.

Non-controlling interest represents interest from other partners in entities included in these consolidated financial statements which are not fully owned by Atlantica Yield as of the dates presented.

Parent company reserves together with the Share capital represent the Parent’s net investment in the entities included in these consolidated financial statements.

Provisions and contingencies
2.18. Provisions and contingencies

Provisions are recognized when:

·	there is a present obligation, either legal or constructive, as a result of past events;

·	it is more likely than not that there will be a future outflow of resources to settle the obligation; and

·	the amount has been reliably estimated.

Provisions are initially measured at the present value of the expected outflows required to settle the obligation and subsequently valued at amortized cost following the effective interest method. The balance of Provisions disclosed in the Notes reflects management’s best estimate of the potential exposure as of the date of preparation of the consolidated financial statements.

Contingent liabilities are possible obligations, existing obligations with low probability of a future outflow of economic resources and existing obligations where the future outflow cannot be reliably estimated. Contingences are not recognized in the consolidated statements of financial position unless they have been acquired in a business combination.

Some companies included in the group have dismantling provisions, which are intended to cover future expenditures related to the dismantlement of the plants and it will be likely to be settled with an outflow of resources in the long term (over 5 years).

Such provisions are accrued when the obligation for dismantling, removing and restoring the site on which the plant is located, is incurred, which is usually during the construction period. The provision is measured in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and is recorded as a liability under the heading “Grants and other liabilities” of the Financial Statements, and as part of the cost of the plant under the heading “Contracted concessional assets.”

Use of estimates
2.19. Use of estimates

Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of the businesses of the Company. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.

The most critical accounting policies, which reflect significant management estimates and judgment to determine amounts in these consolidated financial statements, are as follows:

·	Contracted concessional agreements and PPAs.

·	Impairment of intangible assets and property, plant and equipment.

·	Assessment of control.

·	Derivative financial instruments and fair value estimates.

·	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these consolidated financial statements, no relevant changes in the estimates made are anticipated and, therefore, no significant changes in the value of the assets and liabilities recognized at December 31, 2017, are expected.

Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the year in which the change occurs.